Accounts Receivables, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivables, Net [Abstract]
Accounts receivables, net
5.	Accounts receivables, net

Accounts receivables are consisted of the following:

	December 31, 2024	December 31, 2025
	RMB	RMB
Accounts receivable	—	6,522
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	—	6,522

The accounts receivable has been fully collected subsequent to the end of the fiscal year.